Segment Information - Schedule of Disaggregation of Revenues by Geographic Area (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Disaggregation of Revenues by Geographic Area [Line Items]
Revenues	$ 155,248	$ 149,828	$ 150,222
North America [Member]
Schedule of Disaggregation of Revenues by Geographic Area [Line Items]
Revenues	86,826	89,971	89,662
Europe [Member]
Schedule of Disaggregation of Revenues by Geographic Area [Line Items]
Revenues	47,008	48,360	52,976
Asia [Member]
Schedule of Disaggregation of Revenues by Geographic Area [Line Items]
Revenues	18,570	9,801	6,227
Others [Member]
Schedule of Disaggregation of Revenues by Geographic Area [Line Items]
Revenues	$ 2,844	$ 1,696	$ 1,357